SUBSEQUENT EVENTS (Details) - USD ($)							7 Months Ended
	Aug. 07, 2026	Apr. 15, 2026	Feb. 11, 2026	Jan. 22, 2026	Jan. 21, 2026	Jan. 01, 2026	Aug. 07, 2026
Forecast [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate gross proceeds of equity line of credit facility (in Dollars)							$ 1,050,000
Investor [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate gross proceeds of equity line of credit facility (in Dollars)				$ 25,000,000
Warrant issued years				5 years
Class A Ordinary Shares [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Issued value (in Dollars)					$ 60,000,000
Par value per price (in Dollars per share)					$ 0.05
Issued shares to external advisors in connection with equity incentive arrangements			10,000
Equity incentive arrangements restricted shares vested		150,000
Class A Ordinary Shares [Member] | Forecast [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Aggregate gross proceeds of equity line of credit facility (in Dollars)						$ 839,184
Convertible notes converted an aggregate ordinary shares	1,049,184
Total number of additional outstanding shares	3,596,375						3,596,375
Class A Ordinary Shares [Member] | Investor [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Par value per price (in Dollars per share)				$ 2.4639
Purchase shares				608,777